NET SALES - Revenue Disaggregated by Products and Service Lines and Timing of Revenue Recognition (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	R$ 43,950,742	R$ 39,468,497	R$ 39,322,786
Elimination [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(61,433)	(61,292)	(63,036)
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	27,650,002	26,304,981	28,037,078
Goods or services transferred at point in time [member] | Natural gas distribution [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	16,186,691	15,737,450	17,854,412
Goods or services transferred at point in time [member] | Lubricants, base oil and other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	9,424,869	9,285,675	8,690,659
Goods or services transferred at point in time [member] | Lease and sale of property
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,441,809	743,411	834,616
Goods or services transferred at point in time [member] | Electricity trading [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers			238,544
Goods or services transferred at point in time [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	596,633	538,445	418,847
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	16,362,173	13,224,808	11,348,744
Goods or services transferred over time [member] | Railroad transportation services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	13,251,052	10,379,017	9,503,965
Goods or services transferred over time [member] | Container operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	685,337	558,699	337,543
Goods or services transferred over time [member] | Construction revenue [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,602,284	1,494,141	1,217,818
Goods or services transferred over time [member] | Other services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	R$ 823,500	R$ 792,951	R$ 289,418